Accrued Expenses and Other Liabilities	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Accrued Expenses and Other Liabilities
Note 9 – Accrued Expenses and Other Liabilities
Accrued expenses and other liabilities consisted of the following:

	As of June 30 , 2023	As of December 31, 2022
Accrued salaries, wages, and bonuses	$484,340	$6,515,774
Finance right-of-use liability	56,012	68,310
Accrued professional fees	87,961	2,291,469
Embedded derivative of Legacy Bridger Series C Preferred Shares	—	1,039,330
Embedded derivative of Series A Preferred Stock	815,250	—
Warrant liabilities	5,329,975	—
Deferred underwriting fee payable	1,500,000	—
Freestanding derivative on Legacy Bridger Series C Preferred Shares	—	2,186,283
Accrued interest expense and other accrued liabilities	6,414,132	6,614,065

Total accrued expenses and other liabilities	14,687,670	18,715,231
Less: Current accrued expenses and other current liabilities	(7,823,154)	(18,669,572)

Total long-term accrued expenses and other noncurrent liabilities	$6,864,516	$45,659

On May 24, 2023, the Company issued $4.9 million in Class A Common Stock in lieu of bonuses paid for the bonus pool accrued as of December 31, 2022. The Company’s bonus pool was accrued throughout the year and was based upon 2022 performance milestones. On August 19, 2022, the Company also granted $10.1 million of discretionary cash bonuses to employees and executives in connection with the issuance of the Legacy Bridger Series C Preferred Shares, issuance of the taxable industrial development revenue bond transaction under the CUSIP of Gallatin County for $160,000 thousand (“2022 Bonds”) and execution of the Transaction Agreements.
Warrant liabilities
The warrant liabilities consist of the following Warrants issued by the Company in connection the Reverse Recapitalization:
Public Warrants
The Company issued Public Warrants to purchase 17,250,000 shares of Common Stock at an exercise price of $11.50 per share in exchange for the 17,250,000 JCIC warrants originally issued by JCIC in its initial public offering. The Warrants may only be exercised for a whole number of shares of Common Stock. The exercise price and number of shares of Common Stock issuable upon exercise of the Warrants may also be adjusted in certain circumstances including in the event of a share dividend, recapitalization, reorganization, merger or consolidation. In no event will the Company be required to net cash settle any Warrant.
The Warrants became exercisable 30 days following the Reverse Recapitalization and will expire January 24, 2028.
Under certain circumstances, the Company may elect to redeem the Public Warrants at a redemption price of

$
0.01
per Public Warrant at any time during the term of the warrant in which the Common Stock trading price has been at least
 $
18.00
per share for
20
trading days within the
30
trading-day
period ending on the third trading day prior to the date on which the Company sends the notice of redemption to the Warrant holders. If the Company elects to redeem the Public Warrants, it must notify the Public Warrant holders in advance, who would then have at least
30
days from the date of notification to exercise their respective warrants. If the warrant is not exercised within that
30-day
period, it will be redeemed pursuant to this provision. The Company may also elect to redeem the outstanding Warrants at a redemption price of
$
0.10
per Warrant at any time during the term of the Warrant in which the Common Stock trading price is between
$
10.00
per share and $
18.00
per share (as adjusted for share splits, share dividends, rights issuances, subdivisions, reorganization, recapitalizations and the like) for any
20
trading days within the
30
trading-day
period ending on the third trading day prior to the date on which the Company sends the notice of redemption to the Warrant holders. In such case, the Warrant holders will be able to exercise their Warrants on a cashless basis prior to the redemption for a number of shares of our Common Stock determined based on the redemption date and the fair market value of the Common Stock.
As of June 30, 2023, the Company had 17,250,000 outstanding Public Warrants to purchase 17,250,000 shares of Common Stock. The Public Warrants are liability-classified with a balance of $3,450 thousand and a fair value of $0.20 per warrant as of June 30, 2023.
Private Placement Warrants
The Company issued Private Placement Warrants to purchase 9,400,000 shares of Common Stock at an exercise price of $11.50 per share in exchange for the 9,400,000 JCIC warrants originally purchased in a private placement by JCIC Sponsor, LLC (“JCIC Sponsor”) contemporaneously with JCIC’s initial public offering. JCIC Sponsor, or its permitted transferees, has the option to exercise the Private Placement Warrants on a cashless basis. If the Private Placement Warrants are held by holders other than JCIC Sponsor or its permitted transferees, the Private Placement Warrants will be redeemable by the Company in all redemption scenarios and exercisable by the holders on the same basis as the Public Warrants.
As of June 30, 2023, the Company had 9,400,000 outstanding Private Placement Warrants to purchase 9,400,000 shares of Common Stock. The Private Placement Warrants are liability-classified with a balance of $1,880 thousand and a fair value of $0.20 per warrant as of June 30, 2023.

BRIDGER AEROSPACE GROUP HOLDINGS, LLC [Member]
Accrued Expenses and Other Liabilities
Note
10
– Accrued Expense and Other Liabilities
Accrued expenses and other liabilities consisted of the following:

	As of December 31,
	2022	2021
Accrued salaries, wages, and bonuses	$6,515,774	$1,636,000
Finance right-of-use liability	68,310	82,944
Accrued professional fees	2,291,469	—
Embedded derivative of Series C Preferred shares	1,039,330	—
Freestanding derivative on Series C Preferred shares	2,186,283	—
Accrued interest expense and other accrued liabilities	6,614,065	212,649

Total accrued expenses and other liabilities	18,715,231	1,931,593
Less: Current accrued expenses and other current liabilities	(18,669,572)	(474,644)

Total long-term accrued expenses and other noncurrent liabilities	$45,659	$1,456,949

The Company’s bonus pool was accrued throughout the year and was based upon 2022 performance milestones. On August 19, 2022, the Company also granted $10.1 million of discretionary cash bonuses to employees and executives in connection with the issuance of the Bridger Series C Preferred Shares, issuance of the Series 2022 Bonds and execution of the Transaction Agreements. As of December 31, 2022, $3,087 thousand of the discretionary cash bonuses remained accrued and unpaid.